Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward, Amount			$ 1,486
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 4	$ 9	(32)
Unrecognized Tax Benefits	2,283	1,725	2,626	$ 398
Reduction to the uncertain tax position		434
Increases in uncertain tax positions	558	418
Amended tax return: reinstatement of tax loss carryforward	0	885	0
Other Noncash Income Tax Expense	867	852	861
Accrued Income Taxes, Noncurrent	2,283	1,725
Reversal of uncertain tax position			2,228
Income Tax Expense (Benefit)	$ 7,275	$ 8,305	$ 3,878
Colombia
Income tax subject to examination year	2017
Indonesia
Income tax subject to examination year	2015
Income Tax Examination Year Concluded Audit	2013
Income Tax Examination Year Concluded Audit One	2014
SINGAPORE
Income tax subject to examination year	2015
Tax Credit Carry forward Expiring In 2020 And 2023 [Member]
Tax Credit Carryforward, Amount	$ 455
Tax Credit Carryforward Expiring In 2020 [Member]
Tax Credit Carryforward, Amount	$ 566
Tax Credit Carryforward, Year of Expiration	2020
Tax Credit Carryforward Expiring In 2021 [Member]
Tax Credit Carryforward, Amount	$ 1,003
Tax Credit Carryforward, Year of Expiration	2021